SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses
Salaries and related expense	$ 1,132	$ 1,027
Stock-based compensation	994	903
Professional services	1,037	859
Patents	486	292
Depreciation	56	34
Insurance	182	337
Vehicle expenses	100	73
Rent and maintenance and other expenses	444	181
VAT provision (note 7e)		(129)
General and Administrative expenses	$ 4,431	$ 3,577